Exhibit 99.42

Clients File Number	Loan Number	Address	City	State	Zip	County	Original	Original Lender from Mortgage	Assignment #1 From	Assignment #1 To	Comment	Broken
XXXX	6000000777	XXXX	XXXX	VA	XXXX	XXXX	XXXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX , its successors and assigns	Mortgage Electronic Registration Systems, Inc., as nominee for XXXX, its successors and assigns	XXXX, its successors and assigns, forever